Financial Risk Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 83,449	R$ 3,896	R$ 11,713	R$ 8,240